UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2026

Tax-Efficient Equity Fund

Investor Class (PREFX)

This annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - Investor Class	$87	0.82%

What drove fund performance during the past 12 months?

  The fund and the broader growth stock universe produced solid gains, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a generally constructive regulatory environment helping overcome tariff concerns. During the period, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  Stock selection, paired with an underweight to the information technology sector, contributed to performance relative to the Russell 3000 Growth Index. For example, shares of semiconductor manufacturer Micron Technology surged, driven by AI-fueled demand. A modest overweight to energy companies also added value.

  Stock picking in the consumer discretionary sector, particularly our underweight allocation to Tesla, detracted from relative performance. Stock selection, combined with an overweight allocation to financials, the only sector to post negative returns, also hurt relative performance.

  The fund seeks to maximize after-tax growth of capital by purchasing and holding for the long term stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. During the year, we focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index. Avoiding capital gains and dividend distributions helped our fund’s after-tax returns during the period.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2026

Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,938	10,963	10,809
2016	11,305	11,451	11,246
2016	11,281	11,723	11,291
2017	12,162	12,629	12,277
2017	12,999	12,903	12,996
2017	13,474	13,290	13,548
2017	14,527	14,334	14,707
2018	15,321	14,678	15,409
2018	15,755	14,846	15,767
2018	17,038	15,981	17,274
2018	15,881	15,126	15,904
2019	16,806	15,419	16,431
2019	17,026	15,216	16,464
2019	18,305	16,190	17,807
2019	19,374	17,469	19,130
2020	18,777	16,484	18,722
2020	20,454	16,961	20,578
2020	24,522	19,662	25,390
2020	25,633	20,792	25,966
2021	26,952	22,307	27,188
2021	28,364	24,409	28,914
2021	32,069	26,159	32,705
2021	32,295	26,269	33,598
2022	28,032	25,049	29,991
2022	24,719	23,509	26,716
2022	24,403	22,684	26,346
2022	24,510	23,431	26,344
2023	24,018	23,027	26,089
2023	26,570	23,988	29,161
2023	28,862	26,032	31,887
2023	29,857	26,385	32,815
2024	34,413	29,613	37,560
2024	35,435	30,604	38,732
2024	37,954	32,838	41,484
2024	41,462	35,484	45,336
2025	40,610	34,806	44,729
2025	41,443	34,619	45,332
2025	45,676	38,039	50,616
2025	48,259	40,306	54,114
2026	45,824	40,728	51,345

202501-4140694, 202603-5315120

F136-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Tax-Efficient Equity Fund (Investor Class)	12.84%	11.20%	16.44%
Russell 3000 Index (Regulatory Benchmark)	17.02	12.80	15.08
Russell 3000 Growth Index (Strategy Benchmark)	14.79	13.56	17.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,366,191
  Number of Portfolio Holdings354
  Investment Advisory Fees Paid (000s)$8,461
  Portfolio Turnover Rate17.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	45.0%
Consumer Discretionary	13.4
Communication Services	12.8
Industrials & Business Services	8.5
Health Care	8.4
Financials	6.6
Consumer Staples	2.6
Materials	1.0
Energy	0.7
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	11.8%
Apple	8.8
Microsoft	7.3
Alphabet	6.6
Amazon.com	4.6
Broadcom	4.5
Meta Platforms	3.8
Tesla	3.3
Eli Lilly	2.8
Visa	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Efficient Equity Fund

Investor Class (PREFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2026

Tax-Efficient Equity Fund

I Class (TEEFX)

This annual shareholder report contains important information about Tax-Efficient Equity Fund (the "fund") for the period of March 1, 2025 to February 28, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Efficient Equity Fund - I Class	$72	0.68%

What drove fund performance during the past 12 months?

  The fund and the broader growth stock universe produced solid gains, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a generally constructive regulatory environment helping overcome tariff concerns. During the period, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  Stock selection, paired with an underweight to the information technology sector, contributed to performance relative to the Russell 3000 Growth Index. For example, shares of semiconductor manufacturer Micron Technology surged, driven by AI-fueled demand. A modest overweight to energy companies also added value.

  Stock picking in the consumer discretionary sector, particularly our underweight allocation to Tesla, detracted from relative performance. Stock selection, combined with an overweight allocation to financials, the only sector to post negative returns, also hurt relative performance.

  The fund seeks to maximize after-tax growth of capital by purchasing and holding for the long term stocks of attractively valued growth companies with superior long-term appreciation prospects. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring valuations and risks into our portfolio decisions. We stay fully invested and strive to keep portfolio turnover low. During the year, we focused on maintaining a broadly diversified portfolio among companies in which we have high conviction while generally keeping sector allocations in line with those of the Russell index. Avoiding capital gains and dividend distributions helped our fund’s after-tax returns during the period.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2026

Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	520,234	513,576	525,027
11/30/17	561,271	553,905	569,960
2/28/18	591,914	567,222	597,169
5/31/18	608,882	573,699	611,044
8/31/18	658,224	617,566	669,419
11/30/18	613,562	584,517	616,350
2/28/19	649,321	595,863	636,764
5/31/19	658,018	588,020	638,060
8/31/19	707,433	625,656	690,085
11/30/19	749,140	675,062	741,367
2/29/20	726,076	636,992	725,561
5/31/20	791,323	655,428	797,485
8/31/20	949,071	759,806	983,967
11/30/20	992,238	803,484	1,006,272
2/28/21	1,043,455	862,024	1,053,634
5/31/21	1,098,267	943,237	1,120,507
8/31/21	1,241,996	1,010,869	1,267,425
11/30/21	1,251,132	1,015,115	1,302,050
2/28/22	1,086,039	967,999	1,162,282
5/31/22	958,135	908,489	1,035,326
8/31/22	946,112	876,606	1,021,006
11/30/22	950,673	905,457	1,020,920
2/28/23	932,079	889,853	1,011,048
5/31/23	1,031,294	926,974	1,130,096
8/31/23	1,120,671	1,005,969	1,235,722
11/30/23	1,159,813	1,019,623	1,271,700
2/29/24	1,337,155	1,144,369	1,455,604
5/31/24	1,377,413	1,182,661	1,501,022
8/31/24	1,475,634	1,268,974	1,607,662
11/30/24	1,612,849	1,371,243	1,756,950
2/28/25	1,580,041	1,345,016	1,733,410
5/31/25	1,613,189	1,337,807	1,756,777
8/31/25	1,778,290	1,469,978	1,961,550
11/30/25	1,879,646	1,557,567	2,097,119
2/28/26	1,785,302	1,573,889	1,989,796

202501-4140694, 202603-5315120

F1091-052 4/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 7/6/17
Tax-Efficient Equity Fund (I Class)	12.99%	11.34%	15.85%
Russell 3000 Index (Regulatory Benchmark)	17.02	12.80	14.17
Russell 3000 Growth Index (Strategy Benchmark)	14.79	13.56	17.31

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,366,191
  Number of Portfolio Holdings354
  Investment Advisory Fees Paid (000s)$8,461
  Portfolio Turnover Rate17.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	45.0%
Consumer Discretionary	13.4
Communication Services	12.8
Industrials & Business Services	8.5
Health Care	8.4
Financials	6.6
Consumer Staples	2.6
Materials	1.0
Energy	0.7
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	11.8%
Apple	8.8
Microsoft	7.3
Alphabet	6.6
Amazon.com	4.6
Broadcom	4.5
Meta Platforms	3.8
Tesla	3.3
Eli Lilly	2.8
Visa	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Efficient Equity Fund

I Class (TEEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,522,000 and $1,818,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity
Fund
TEEFX Tax-Efficient Equity
Fund–
.
I Class

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 74.06 $ 63.27 $ 44.43 $ 52.30 $ 51.35
Investment activities
Net investment income
(loss)
(1)(2)
(0.26) (0.20) (0.05) 0.01 (0.14)
Net realized and unrealized
gain/loss 9.77 11.63 19.24 (7.51) 2.36
Total from investment
activities 9.51 11.43 19.19 (7.50) 2.22
Distributions
Net realized gain — (0.64) (0.35) (0.37) (1.27)
NET ASSET VALUE
End of period $ 83.57 $ 74.06 $ 63.27 $ 44.43 $ 52.30
Ratios/Supplemental Data
Total return
(2)(3)
12.84% 18.01% 43.28% (14.32)% 4.01%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.82% 0.82% 0.83% 0.85% 0.76%
Net expenses after waivers/
payments by Price Associates 0.82% 0.82% 0.83% 0.85% 0.76%
Net investment income (loss) (0.32)% (0.28)% (0.10)% 0.03% (0.25)%
Portfolio turnover rate 17.0% 8.0% 16.8% 21.2% 9.6%
Net assets, end of period (in
thousands) $422,850 $392,679 $358,258 $250,733 $412,425
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/26 2/28/25 2/29/24 2/28/23 2/28/22
NET ASSET VALUE
Beginning of period $ 74.36 $ 63.44 $ 44.53 $ 52.39 $ 51.40
Investment activities
Net investment income
(loss)
(1)(2)
(0.15) (0.11) 0.02 0.09 (0.07)
Net realized and unrealized
gain/loss 9.81 11.67 19.29 (7.53) 2.33
Total from investment
activities 9.66 11.56 19.31 (7.44) 2.26
Distributions
Net investment income — — (0.05) (0.05) —
Net realized gain — (0.64) (0.35) (0.37) (1.27)
Total distributions — (0.64) (0.40) (0.42) (1.27)
NET ASSET VALUE
End of period $ 84.02 $ 74.36 $ 63.44 $ 44.53 $ 52.39
Ratios/Supplemental Data
Total return
(2)(3)
12.99% 18.16% 43.46% (14.18)% 4.08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.68% 0.68% 0.69% 0.70% 0.68%
Net expenses after
waivers/payments by Price
Associates 0.68% 0.68% 0.69% 0.69% 0.68%
Net investment income (loss) (0.19)% (0.15)% 0.04% 0.19% (0.12)%
Portfolio turnover rate 17.0% 8.0% 16.8% 21.2% 9.6%
Net assets, end of period (in
thousands) $943,341 $838,527 $669,527 $454,269 $429,930
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Efficient Equity Fund
February 28, 2026

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  12.8%
Diversified Telecommunication Services  0.0%
AST SpaceMobile (1)(2) 7,300 578
578
Entertainment  2.2%
Liberty Media Corp-Liberty Formula One, Class C (2) 3,900 357
Live Nation Entertainment (2) 15,100 2,448
Netflix (2) 179,000 17,227
ROBLOX, Class A (2) 54,150 3,718
Roku (2) 1,200 118
Spotify Technology (2) 9,756 5,024
Take-Two Interactive Software (2) 1,902 402
TKO Group Holdings  2,200 493
29,787
Interactive Media & Services  10.6%
Alphabet, Class C  291,080 90,651
Meta Platforms, Class A  79,900 51,790
Reddit, Class A (2) 16,024 2,336
144,777
Total Communication Services 175,142
CONSUMER DISCRETIONARY  13.4%
Automobiles  3.4%
Ferrari (1) 3,640 1,383
Tesla (2) 111,175 44,749
46,132
Broadline Retail  4.7%
Amazon.com (2) 297,360 62,446
Coupang (2) 47,950 915
eBay  1,400 127
MercadoLibre (2) 700 1,230
Ollie's Bargain Outlet Holdings (2) 992 106
64,824
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (2) 800 60
Service Corp. International  21,580 1,816
1,876
Hotels, Restaurants & Leisure  2.4%
Booking Holdings  1,460 6,189

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Carnival  18,850 595
Cava Group (1)(2) 1,850 153
Churchill Downs  800 74
Darden Restaurants  3,800 813
Domino's Pizza  800 322
DoorDash, Class A (2) 11,300 1,994
DraftKings, Class A (2) 3,300 79
Dutch Bros, Class A (2) 35,600 1,908
Expedia Group  4,950 1,068
Hilton Worldwide Holdings  17,900 5,581
Hyatt Hotels, Class A (1) 600 97
Las Vegas Sands  10,850 615
MakeMyTrip (1)(2) 1,000 56
Planet Fitness, Class A (2) 37,425 3,074
Royal Caribbean Cruises  17,525 5,450
Texas Roadhouse  2,150 393
Viking Holdings (2) 30,776 2,401
Wingstop  6,250 1,622
Yum! Brands  1,700 286
32,770
Household Durables  0.1%
SharkNinja (2) 2,250 276
Somnigroup International  9,000 806
TopBuild (1)(2) 300 135
1,217
Specialty Retail  2.4%
AutoZone (2) 29 109
Boot Barn Holdings (2) 1,200 227
Burlington Stores (2) 3,675 1,128
Carvana (2) 16,925 5,656
Home Depot  28,040 10,675
O'Reilly Automotive (2) 33,650 3,159
Ross Stores  4,150 853
TJX  58,277 9,421
Tractor Supply  19,025 986
Ulta Beauty (2) 800 548
Valvoline (2) 7,700 291
Wayfair, Class A (2) 1,200 92
Williams-Sonoma  600 123
33,268
Textiles, Apparel & Luxury Goods  0.3%
Amer Sports (2) 6,700 254

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Birkenstock Holding (1)(2) 2,100 87
On Holding, Class A (2) 8,000 372
Ralph Lauren  5,600 2,031
Tapestry  6,200 964
3,708
Total Consumer Discretionary 183,795
CONSUMER STAPLES  2.6%
Beverages  0.0%
Celsius Holdings (2) 8,400 450
450
Consumer Staples Distribution & Retail  2.1%
BJ's Wholesale Club Holdings (2) 18,175 1,796
Casey's General Stores  550 377
Costco Wholesale  18,900 19,104
Dollar General  1,500 234
Performance Food Group (2) 1,900 184
Sprouts Farmers Market (2) 1,500 111
U.S. Foods Holding (2) 9,750 942
Walmart  43,500 5,566
28,314
Food Products  0.0%
Freshpet (1)(2) 1,400 118
118
Personal Care Products  0.3%
elf Beauty (2) 1,000 92
Estee Lauder, Class A  39,500 4,324
4,416
Tobacco  0.2%
Philip Morris International  16,700 3,120
3,120
Total Consumer Staples 36,418
ENERGY  0.7%
Energy Equipment & Services  0.0%
TechnipFMC  3,300 219
219
Oil, Gas & Consumable Fuels  0.7%
Cameco  3,500 414
Cheniere Energy  3,250 766
Diamondback Energy  9,900 1,723

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
EQT  2,100 129
Expand Energy  800 86
Ovintiv  2,600 132
Permian Resources, Class A  7,700 141
Targa Resources  23,400 5,518
Texas Pacific Land  1,500 787
Uranium Energy (1)(2) 10,000 153
Viper Energy, Class A  2,127 99
9,948
Total Energy 10,167
FINANCIALS  6.6%
Banks  0.0%
East West Bancorp  2,100 230
230
Capital Markets  2.6%
Ameriprise Financial  4,025 1,892
Ares Management, Class A  15,550 1,742
Bank of New York Mellon  24,850 2,960
Blackrock  3,000 3,190
CME Group  9,310 2,975
Coinbase Global, Class A (2) 700 123
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $109 (2)(3)(4) 7,765 132
Interactive Brokers Group, Class A  54,000 3,844
Invesco  9,000 236
KKR  11,000 964
Lazard  4,400 223
LPL Financial Holdings  3,900 1,172
Moody's  10,511 5,020
Morgan Stanley  11,800 1,965
MSCI  6,950 3,974
Robinhood Markets, Class A (2) 4,500 341
S&P Global  6,337 2,800
StepStone Group, Class A  2,300 99
Stifel Financial  1,800 133
TPG  3,400 148
Tradeweb Markets, Class A  15,140 1,866
35,799
Consumer Finance  0.0%
SLM  5,200 98
98

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  3.7%
Affirm Holdings (2) 5,300 249
Apollo Global Management  12,500 1,308
Block (2) 9,300 592
Corpay (2) 3,550 1,154
Global Payments  1,600 122
Mastercard, Class A  39,600 20,482
Rocket, Class A  6,800 124
Toast, Class A (2) 18,050 493
Visa, Class A  79,900 25,579
50,103
Insurance  0.3%
Allstate  650 139
Arthur J Gallagher  5,600 1,278
Hanover Insurance Group  692 125
Kinsale Capital Group  280 109
Marsh & McLennan  9,500 1,774
Progressive  4,500 962
4,387
Total Financials 90,617
HEALTH CARE  8.4%
Biotechnology  1.1%
Alkermes (2) 2,150 65
Alnylam Pharmaceuticals (2) 13,101 4,362
Argenx, ADR (2) 2,543 1,950
Ascendis Pharma, ADR (2) 600 140
BeOne Medicines, ADR (1)(2) 650 206
Insmed (2) 6,450 963
Ionis Pharmaceuticals (2) 6,500 527
Kymera Therapeutics (1)(2) 2,000 183
Natera (2) 5,950 1,238
Neurocrine Biosciences (2) 2,945 389
Nuvalent, Class A (2) 1,200 122
Revolution Medicines (2) 2,000 204
Summit Therapeutics (1)(2) 5,000 83
Vaxcyte (2) 2,100 130
Vertex Pharmaceuticals (2) 9,399 4,670
15,232
Health Care Equipment & Supplies  1.6%
Boston Scientific (2) 15,000 1,153
Dexcom (2) 13,278 975

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Glaukos (2) 1,000 120
IDEXX Laboratories (2) 12,262 8,053
Insulet (2) 3,275 808
Intuitive Surgical (2) 15,291 7,699
Medline, Class A (2) 30,150 1,432
Penumbra (2) 1,800 620
ResMed  1,400 359
21,219
Health Care Providers & Services  2.2%
BrightSpring Health Services (2) 6,600 273
Cardinal Health  6,175 1,415
Cencora  20,800 7,741
Encompass Health  28,000 3,021
Guardant Health (2) 1,300 122
HCA Healthcare  11,750 6,224
HealthEquity (2) 1,100 84
McKesson  8,500 8,393
Option Care Health (2) 3,800 123
Quest Diagnostics  600 127
RadNet (2) 1,500 105
Tenet Healthcare (2) 1,900 455
UnitedHealth Group  5,000 1,466
29,549
Health Care Technology  0.3%
Doximity, Class A (2) 4,500 111
Veeva Systems, Class A (2) 17,567 3,197
Waystar Holding (1)(2) 5,500 141
3,449
Life Sciences Tools & Services  0.3%
Charles River Laboratories International (2) 300 54
Medpace Holdings (2) 950 429
Mettler-Toledo International (2) 1,113 1,521
Repligen (1)(2) 700 90
Thermo Fisher Scientific  3,519 1,834
3,928
Pharmaceuticals  2.9%
Elanco Animal Health (1)(2) 5,600 148
Eli Lilly  36,900 38,818
38,966
Total Health Care 112,343

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  8.5%
Aerospace & Defense  3.8%
Axon Enterprise (2) 5,850 3,173
Boeing (2) 26,900 6,121
BWX Technologies  1,400 288
Carpenter Technology  500 199
Curtiss-Wright  500 350
FTAI Aviation  5,150 1,575
General Electric  54,800 18,756
HEICO  4,600 1,470
Howmet Aerospace  48,800 12,811
Karman Holdings (1)(2) 3,550 313
Kratos Defense & Security Solutions (2) 1,500 129
Leonardo DRS  2,200 95
Loar Holdings (1)(2) 1,860 132
Northrop Grumman  3,900 2,825
Rocket Lab (2) 18,650 1,289
StandardAero (2) 6,376 196
TransDigm Group  2,228 2,903
52,625
Air Freight & Logistics  0.0%
GXO Logistics (2) 1,500 94
94
Building Products  0.3%
Lennox International  750 428
Trane Technologies  7,000 3,236
3,664
Commercial Services & Supplies  0.5%
Cintas  16,500 3,319
Clean Harbors (2) 500 146
GFL Environmental (1) 2,500 110
Republic Services  6,400 1,466
Tetra Tech  3,200 115
Veralto  15,200 1,481
6,637
Construction & Engineering  0.8%
API Group (2) 4,387 195
Comfort Systems USA  3,600 5,146
Quanta Services  11,150 6,278
11,619

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment  1.5%
Bloom Energy, Class A (2) 1,000 156
Eaton  4,800 1,804
GE Vernova  12,200 10,658
Hubbell  7,900 4,042
nVent Electric  1,100 130
Rockwell Automation  303 124
Vertiv Holdings, Class A  15,275 3,893
Vicor (2) 700 141
20,948
Ground Transportation  0.2%
Old Dominion Freight Line  12,184 2,474
XPO (1)(2) 1,200 253
2,727
Machinery  0.4%
Deere  3,347 2,108
Esab  3,175 401
JBT Marel  800 123
Middleby (2) 1,700 287
Mueller Industries  1,000 118
RBC Bearings (2) 3,100 1,785
Symbotic (2) 2,500 137
Westinghouse Air Brake Technologies  600 158
5,117
Passenger Airlines  0.0%
United Airlines Holdings (2) 2,200 234
234
Professional Services  0.4%
Automatic Data Processing  13,100 2,808
Booz Allen Hamilton Holding  3,826 302
Broadridge Financial Solutions  3,061 569
CACI International, Class A (2) 300 183
Equifax  465 97
ExlService Holdings (2) 2,000 62
Parsons (2) 2,000 132
Paychex  1,900 178
Paylocity Holding (2) 1,300 138
UL Solutions, Class A  7,500 630
Verisk Analytics  3,481 723
Verra Mobility (2) 2,760 46
5,868

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.6%
Applied Industrial Technologies  500 141
Core & Main, Class A (2) 1,900 103
Fastenal  73,000 3,361
Ferguson Enterprises  17,600 4,590
W.W. Grainger  500 572
8,767
Total Industrials & Business Services 118,300
INFORMATION TECHNOLOGY  44.5%
Communications Equipment  0.7%
Arista Networks (2) 51,600 6,889
Lumentum Holdings (1)(2) 500 350
Motorola Solutions  4,000 1,929
9,168
Electronic Equipment, Instruments & Components  1.1%
Amphenol, Class A  61,900 9,041
Badger Meter  500 76
Belden  900 129
CDW  10,715 1,314
Celestica (2) 1,300 361
Coherent (2) 1,200 311
Corning  5,800 872
Fabrinet (2) 4,100 2,237
TD SYNNEX  2,400 377
TE Connectivity  1,100 253
Teledyne Technologies (2) 200 136
Zebra Technologies, Class A (2) 346 78
15,185
IT Services  0.5%
Cloudflare, Class A (2) 13,225 2,277
DigitalOcean Holdings (1)(2) 3,000 168
Gartner (2) 1,300 204
MongoDB (2) 700 230
Okta (2) 4,450 323
Shopify, Class A (2) 14,000 1,690
Snowflake (2) 8,300 1,398
Twilio, Class A (2) 1,000 121
6,411
Semiconductors & Semiconductor Equipment  20.3%
Advanced Micro Devices (2) 41,051 8,219
Analog Devices  7,675 2,731

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Astera Labs (2) 4,900 582
Broadcom  191,600 61,226
Credo Technology Group Holding (2) 1,200 135
Impinj (2) 500 61
KLA  7,100 10,824
Lam Research  41,100 9,613
Lattice Semiconductor (2) 5,127 490
MACOM Technology Solutions Holdings (2) 1,000 248
Micron Technology  17,800 7,340
Monolithic Power Systems  5,037 5,756
NVIDIA  912,000 161,597
Onto Innovation (2) 700 151
QUALCOMM  8,575 1,221
Rambus (2) 1,200 120
SiTime (2) 400 159
Taiwan Semiconductor Manufacturing, ADR  12,300 4,608
Teradyne  500 160
Tower Semiconductor (2) 13,200 1,648
276,889
Software  13.0%
Appfolio, Class A (2) 1,100 196
AppLovin, Class A (2) 13,000 5,652
Autodesk (2) 11,291 2,776
Cadence Design Systems (2) 14,189 4,277
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $719 (2)(3)(4) 422 631
Circle Internet Group (2) 1,000 83
Crowdstrike Holdings, Class A (2) 16,400 6,100
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82 (2)(3)(4) 5,133 975
Datadog, Class A (2) 23,949 2,681
Descartes Systems Group (2) 1,100 73
Dynatrace (2) 9,048 325
Elastic (2) 1,700 89
Fair Isaac (2) 1,900 2,678
Fortinet (2) 34,500 2,727
Gen Digital  4,700 106
Guidewire Software (2) 2,500 363
HubSpot (2) 2,100 555
InterDigital  5,093 1,867
Intuit  18,000 7,363
JFrog (2) 2,000 80
Manhattan Associates (2) 1,900 257

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Microsoft  252,125 99,020
Nutanix, Class A (2) 1,900 73
Oracle  34,200 4,973
Palantir Technologies, Class A (2) 93,900 12,882
Palo Alto Networks (2) 36,300 5,406
Pegasystems  900 39
Procore Technologies (2) 4,442 244
PTC (2) 725 114
Rubrik, Class A (2) 2,600 135
SailPoint (1)(2) 4,000 56
Samsara, Class A (2) 47,800 1,381
ServiceNow (2) 49,000 5,293
ServiceTitan, Class A (2) 482 35
Snyk, Acquisition Date: 9/3/21, Cost $144 (2)(3)(4) 10,031 48
Socure, Acquisition Date: 12/22/21, Cost $159 (2)(3)(4) 9,912 100
Synopsys (2) 7,328 3,034
Tyler Technologies (2) 4,294 1,523
Workday, Class A (2) 7,000 936
Zscaler (2) 12,400 1,823
176,969
Technology Hardware, Storage & Peripherals  8.9%
Apple  457,000 120,730
Pure Storage, Class A (2) 8,850 568
Seagate Technology Holdings  1,000 408
121,706
Total Information Technology 606,328
MATERIALS  1.0%
Chemicals  0.6%
Ecolab  10,600 3,268
Linde  3,050 1,550
Sensient Technologies  1,100 112
Sherwin-Williams  7,314 2,652
7,582
Metals & Mining  0.4%
Anglogold Ashanti  1,700 217
Kinross Gold  115,600 4,276
MP Materials (1)(2) 3,000 177
Steel Dynamics  1,400 270
4,940

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Paper & Forest Products  0.0%
Louisiana-Pacific  1,500 127
127
Total Materials 12,649
REAL ESTATE  0.6%
Health Care Real Estate Investment Trusts  0.1%
Ventas, REIT  12,200 1,051
1,051
Real Estate Management & Development  0.1%
CBRE Group, Class A (2) 2,100 310
CoStar Group (2) 13,380 597
907
Retail Real Estate Investment Trusts  0.1%
Simon Property Group, REIT  4,000 815
815
Specialized Real Estate Investment Trusts  0.3%
Iron Mountain, REIT  20,200 2,188
Lamar Advertising, Class A, REIT  16,850 2,321
4,509
Total Real Estate 7,282
UTILITIES  0.4%
Electric Utilities  0.1%
NRG Energy  6,100 1,092
1,092
Independent Power & Renewable Electricity
Producers  0.3%
Talen Energy (2) 400 149
Vistra  24,500 4,260
4,409
Total Utilities 5,501
Total Common Stocks (Cost $629,912) 1,358,542
CONVERTIBLE PREFERRED STOCKS  0.5%
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (2)(3)(4) 25 37
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (2)
(3)(4) 15,573 2,959

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (2)
(3)(4) 4,257 809
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (2)
(3)(4) 11,136 2,116
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (2)
(3)(4) 6,806 11
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (2)(3)(4) 8,757 156
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $240 (2)(3)(4) 16,810 81
Socure, Series A, Acquisition Date: 12/22/21, Cost $193 (2)(3)
(4) 12,046 121
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159 (2)
(3)(4) 9,887 99
Socure, Series B, Acquisition Date: 12/22/21, Cost $3 (2)(3)(4) 178 2
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (2)(3)
(4) 22,915 230
Total Information Technology 6,621
Total Convertible Preferred Stocks (Cost $3,008) 6,621
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 3.73% (5)(6) 1,822,394 1,822
Total Short-Term Investments (Cost $1,822) 1,822
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (5)(6) 1,713,759 1,714
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 1,714
Total Securities Lending Collateral (Cost $1,714) 1,714
Total Investments in Securities
100.2% of Net Assets
(Cost $636,456) $ 1,368,699

T. ROWE PRICE Tax-Efficient Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at February 28, 2026.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,507 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.73% $ — $ — $ 43++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 43+
Supplementary Investment Schedule
Affiliate
Value
2/28/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government
Reserve Fund, 3.73% $ 3,272  ¤  ¤ $ 1,822
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 1,714
Total $ 3,536^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $43 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,536.

T. ROWE PRICE Tax-Efficient Equity Fund
February 28, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $636,456) $ 1,368,699
Receivable for investment securities sold 846
Receivable for shares sold 527
Dividends receivable 485
Other assets 40
Total assets 1,370,597
Liabilities
Obligation to return securities lending collateral 1,714
Payable for investment securities purchased 1,569
Investment management fees payable 668
Payable for shares redeemed 323
Due to affiliates 34
Payable to directors 1
Other liabilities 97
Total liabilities 4,406
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 1,366,191
Net Assets Consist of:
Total distributable earnings (loss) $ 697,257
Paid-in capital applicable to 16,286,756 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 668,934
NET ASSETS $ 1,366,191
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $422,850; Shares outstanding: 5,059,702) $ 83.57
I Class
(Net assets: $943,341; Shares outstanding: 11,227,054) $ 84.02

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $20) $ 6,578
Securities lending 12
Total income 6,590
Expenses
Investment management 8,409
Shareholder servicing
Investor Class $ 641
I Class 135 776
Prospectus and shareholder reports
Investor Class 13
I Class 18 31
Custody and accounting 234
Registration 71
Legal and audit 39
Directors 4
Miscellaneous 20
Repaid to Price Associates 52
Total expenses 9,636
Net investment loss (3,046)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 76,495
Change in net unrealized gain / loss on securities 82,578
Net realized and unrealized gain / loss 159,073
INCREASE IN NET ASSETS FROM OPERATIONS $ 156,027

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/26 2/28/25
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (3,046) $ (2,221)
Net realized gain 76,495 143,955
Change in net unrealized gain / loss 82,578 42,175
Increase in net assets from operations 156,027 183,909
Distributions to shareholders
Net earnings
Investor Class – (3,389)
I Class – (7,005)
Decrease in net assets from distributions – (10,394)
Capital share transactions
*
Shares sold
Investor Class 215,089 251,243
I Class 62,819 87,035
Distributions reinvested
Investor Class – 3,170
I Class – 5,931
Shares redeemed
Investor Class (234,289) (275,737)
I Class (64,661) (41,736)
Increase (decrease) in net assets from capital
share transactions (21,042) 29,906
Net Assets
Increase during period 134,985 203,421
Beginning of period 1,231,206 1,027,785
End of period $ 1,366,191 $ 1,231,206
*Share information (000s)
Shares sold
Investor Class 2,559 3,522
I Class 777 1,239
Distributions reinvested
Investor Class – 40
I Class – 75
Shares redeemed
Investor Class (2,801) (3,922)
I Class (827) (590)
Increase (decrease) in shares outstanding (292) 364

T. ROWE PRICE Tax-Efficient Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient
Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-
tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the Tax-Efficient Equity Fund (Investor Class)
and the Tax-Efficient Equity Fund–I Class (I Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any,

T. ROWE PRICE Tax-Efficient Equity Fund

are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
February 28, 2026, the fund realized $108,071,000 of net gain on $170,790,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Tax-Efficient Equity Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Tax-Efficient Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,356,656 $ — $ 1,886 $ 1,358,542
Convertible Preferred Stocks — — 6,621 6,621
Short-Term Investments 1,822 — — 1,822
Securities Lending Collateral 1,714 — — 1,714
Total $ 1,360,192 $ — $ 8,507 $ 1,368,699

T. ROWE PRICE Tax-Efficient Equity Fund

indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At February 28, 2026, the value of loaned securities was $3,576,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the aggregate value of collateral was $3,744,000 and consisted of cash collateral and related investments of $1,714,000 and U.S. government securities of
$2,030,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $373,417,000 and
$225,850,000, respectively, for the year ended February 28, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have

T. ROWE PRICE Tax-Efficient Equity Fund

no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss and redemptions in kind.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At February 28, 2026, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and late-year ordinary loss deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-
year ordinary loss deferrals.
($000s)
February 28,
2026
February 28,
2025
Long-term capital gain $ — $ 10,394
($000s)
Cost of investments $ 636,723
Unrealized appreciation $ 741,640
Unrealized depreciation (9,664)
Net unrealized appreciation (depreciation) $ 731,976
($000s)
Net unrealized appreciation (depreciation) $ 731,976
Loss carryforwards and deferrals (34,719)
Total distributable earnings (loss) $ 697,257

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2026, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total

T. ROWE PRICE Tax-Efficient Equity Fund

expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended February 28, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $14,000 remain subject to repayment by the fund at
February 28, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $52

T. ROWE PRICE Tax-Efficient Equity Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2026, expenses incurred pursuant to these service agreements were $125,000 for Price
Associates and $272,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Tax-Efficient Equity Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Tax-Efficient Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and
Shareholders of T. Rowe Price Tax-Efficient Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Efficient Equity Fund
(constituting T. Rowe Price Tax-Efficient Funds, Inc., referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Efficient Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $6,252,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $6,039,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F136-050 4/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2026